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BNY Mellon Opportunistic Midcap Value Fund
BNY Mellon Opportunistic Midcap Value Fund
April 1, 2022 BNY MELLON ADVANTAGE FUNDS, INC. -BNY Mellon Opportunistic Midcap Value Fund Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces any contrary information contained in "Fees and Expenses" in the fund's summary prospectus and "Fund Summary - Fees and Expenses" in the fund's prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Opportunistic Midcap Value Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Opportunistic Midcap Value Fund		Class A	Class C	Class I	Class Y
Management fees		0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees		none	0.75%	none	none
Shareholder services fees		0.25%	0.25%	none	none
Miscellaneous other expenses		0.14%	0.19%	0.19%	0.08%
Total other expenses		0.39%	0.44%	0.19%	0.08%
Total annual fund operating expenses		1.14%	1.94%	0.94%	0.83%
Fee waiver	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.09%	1.89%	0.89%	0.78%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .05% of the value of the fund's average daily net assets until December 31, 2022. On or after December 31, 2022, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The Example is based on net operating expenses, which reflects the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Opportunistic Midcap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	680	912	1,162	1,877
Class C	292	604	1,042	2,260
Class I	91	295	515	1,150
Class Y	80	260	456	1,021

Expense Example No Redemption - BNY Mellon Opportunistic Midcap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	680	912	1,162	1,877
Class C	192	604	1,042	2,260
Class I	91	295	515	1,150
Class Y	80	260	456	1,021